Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Liability for employees' retirement benefits	¥ (121,187)	¥ (118,290)
Prepaid pension cost	46	39
Net amount recognized	¥ (121,141)	¥ (118,251)